Goodwill and Other Intangible Assets (Other Intangible Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Indefinite-lived intangible assets:
Trade names	¥ 115,049	¥ 44,975
Asset management contracts	51,558	48,533
Others	12,375	12,126
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	178,982	105,634
Intangible assets subject to amortization:
Software	141,747	130,118
Customer relationships	161,936	143,963
Asset management contracts	104,481	98,014
Others	154,413	123,397
Finite-Lived Intangible Assets, Gross, Total	562,577	495,492
Accumulated amortization	(223,417)	(197,505)
Net	339,160	297,987
Intangible Assets, Net (Excluding Goodwill), Total	¥ 518,142	¥ 403,621